UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  399 Park Avenue, 16th Floor
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald E. Morgan, III
Title:  Managing Member
Phone:  (212) 745-9700


Signature, Place and Date of Signing:

/s/ Donald E. Morgan, III         New York, NY             February 12, 2010
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  84

Form 13F Information Table Value Total:   $512,671
                                         (thousands)


List of Other Included Managers:

      Form 13F File Number    Name

1.    028-12821               Brigade Leveraged Capital Structures Fund Ltd.

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                                                      FORM 13F INFORMATION TABLE
                                                           December 31, 2009

COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                               TITLE                      VALUE       SHRS OR   SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP     (X$1000)     PRN AMT   PRN CALL   DISCRETION   MANAGERS  SOLE   SHARED NONE
AGREE REALTY CORP             COM               008492100    8,456   11,090,000 SH         SHARED-DEFINED  1    11,090,000
AGREE REALTY CORP             COM               008492100    1,334    1,750,000 SH         SOLE                  1,750,000
AK STL HLDG CORP              COM               001547108    1,068       50,000 SH         SHARED-DEFINED  1        50,000
AK STL HLDG COM               COM               001547108   10,675      500,000 SH   PUT   SHARED-DEFINED  1       500,000
ALLIANCE HEALTHCARE SRVCS IN  COM NEW           018606202    5,710    1,000,000 SH         SHARED-DEFINED  1     1,000,000
ALLIS CHALMERS ENERGY INC     COM PAR $.01NW    019645506    3,770    1,000,000 SH         SHARED-DEFINED  1     1,000,000
AMERISTAR CASINOS INC         COM               03070Q101    3,808      250,000 SH         SHARED-DEFINED  1       250,000
AMYLIN PHARMACEUTICALS INC    NOTE 3.000% 6/1   032346AF5   10,698   13,715,000 PRN        SHARED-DEFINED  1    13,715,000
AMYLIN PHARMACEUTICALS INC    NOTE 3.000% 6/1   032346AF5      612      785,000 PRN        SOLE                    785,000
APACHE CORP                   COM               037411105    1,238       12,000 SH         SHARED-DEFINED  1        12,000
BEAZER HOMES USA INC          COM               07556Q105    7,532    1,556,300 SH         SHARED-DEFINED  1     1,556,300
BLOCKBUSTER INC               CL A              093679108      670    1,000,000 SH         SHARED-DEFINED  1     1,000,000
BOISE INC                     COM               09746Y105    3,753      706,800 SH         SHARED-DEFINED  1       706,800
BON-TON STORES INC            COM               09776J101    4,487      456,000 SH         SHARED-DEFINED  1       456,000
CAL DIVE INTL INC             NOTE 3.250%12/1   127914AB5   16,650   18,500,000 PRN        SHARED-DEFINED  1    18,500,000
CARDTRONICS INC               COM               14161H108    9,654      872,909 SH         SHARED-DEFINED  1       872,909
CERNER CORP                   COM               156782104    4,122       50,000 SH         SHARED-DEFINED  1        50,000
CERNER CORP                   COM               156782104   16,488      200,000 SH   PUT   SHARED-DEFINED  1       200,000
CHARMING SHOPPES INC          NOTE 1.125% 5/0   161133AE3    4,470    6,000,000 PRN        SHARED-DEFINED  1     6,000,000
CHARMING SHOPPES INC          COM               161133103    7,457    1,152,600 SH         SHARED-DEFINED  1     1,152,600
CHIQUITA BRANDS INTL INC      COM               170032809    1,804      100,000 SH   CALL  SHARED-DEFINED  1       100,000
CIT GROUP INC                 COM NEW           125581801      946       34,253 SH         SOLE                     34,253
CITIGROUP INC                 COM               172967101    1,655      500,000 SH         SHARED-DEFINED  1       500,000
COMCAST CORP NEW              CL A              20030N101    3,372      200,000 SH         SHARED-DEFINED  1       200,000
COMMSCOPE INC                 COM               203372107    2,653      100,000 SH         SHARED-DEFINED  1       100,000
DEVON ENERGY CORP NEW         COM               25179M103    1,470       20,000 SH         SHARED-DEFINED  1        20,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105    1,024       40,000 SH         SHARED-DEFINED  1        40,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105    2,561      100,000 SH   PUT   SHARED-DEFINED  1       100,000
ETRADE FINANCIAL CORP         COM               269246104      352      200,000 SH         SHARED-DEFINED  1       200,000
EOG RES INC                   COM               26875P101    1,460       15,000 SH         SHARED-DEFINED  1        15,000
FELCOR LODGING TR INC         COM               31430F101    3,386      940,529 SH         SHARED-DEFINED  1       940,529
FORTUNE BRANDS INC            COM               349631101   21,600        5,000 SH   PUT   SHARED-DEFINED  1         5,000
GENWORTH FINL INC             COM CL A          37247D106    2,270      200,000 SH         SHARED-DEFINED  1       200,000
GRAPHIC PACKAGING HLDG CO     COM               388689101    3,470    1,000,000 SH         SHARED-DEFINED  1     1,000,000
HERCULES OFFSHORE INC         COM               427093109    2,390      500,000 SH         SHARED-DEFINED  1       500,000
HOLOGIC INC                   FRNT 2.000%12/1   436440AA9   27,154   31,805,000 PRN        SHARED-DEFINED  1    31,805,000
HOLOGIC INC                   FRNT 2.000%12/1   436440AA9    1,276    1,495,000 PRN        SOLE                  1,495,000
HORIZON LINES INC             NOTE 4.250% 5/0   44044KAB7   13,171   16,210,000 PRN        SHARED-DEFINED  1    16,210,000
HORIZON LINES INC             NOTE 4.250% 5/0   44044KAB7    1,398    1,720,000 PRN        SOLE                  1,720,000
HSN INC                       COM               404303109    4,038      200,000 SH         SHARED-DEFINED  1       200,000
INNOPHOS HOLDINGS INC         COM               45774N108    9,192      400,000 SH         SHARED-DEFINED  1       400,000
INVERNESS MED INNOVATIONS IN  COM               46126P106   12,677      305,400 SH   CALL  SHARED-DEFINED  1       305,400
JONES APPAREL GROUP INC       COM               480074103    3,212      200,000 SH         SHARED-DEFINED  1       200,000
KENDLE INTERNATIONAL INC      NOTE 3.375% 7/1   48880LAA5   29,067   32,660,000 PRN        SHARED-DEFINED  1    32,660,000
KENDLE INTERNATIONAL INC      NOTE 3.375% 7/1   48880LAA5      903    1,015,000 PRN        SOLE                  1,015,000
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1   50212AAB2   15,916   17,660,000 PRN        SHARED-DEFINED  1    17,660,000
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1   50212AAB2    1,370    1,520,000 PRN        SOLE                  1,520,000
LIBERTY MEDIA CORP            DEB 4.000%11/1    530715AG6    6,065   11,835,000 PRN        SHARED-DEFINED  1    11,835,000
LIBERTY MEDIA CORP            DEB 4.000%11/1    530715AG6      853    1,665,000 PRN        SOLE                  1,665,000
LINCOLN NATL CORP IND         COM               534187109    3,732      150,000 SH         SHARED-DEFINED  1       150,000
M & F WORLDWIDE COMMON        COM               552541104    9,441      239,000 SH         SHARED-DEFINED  1       239,000
MACYS INC                     COM               55616P104    4,609      275,000 SH         SHARED-DEFINED  1       275,000
MORGANS HOTEL GROUP CO        COM               61748W108    4,962    1,085,700 SH         SHARED-DEFINED  1     1,085,700
MTR GAMING GROUP              COM               553769100    1,948    1,498,653 SH         SHARED-DEFINED  1     1,498,653
NEWFIELD EXPL CO              COM               651290108    1,350       28,000 SH         SHARED-DEFINED  1        28,000
NOBLE ENERGY INC              COM               655044105    1,282       18,000 SH         SHARED-DEFINED  1        18,000
NORDSTROM INC                 COM               655664100    7,516      200,000 SH   PUT   SHARED-DEFINED  1       200,000
OFFICEMAX INC DEL             COM               67622P101    6,345      500,000 SH         SHARED-DEFINED  1       500,000
OMNICARE INC                  DBCV 3.250%12/1   681904AL2   15,966   19,620,000 PRN        SHARED-DEFINED  1    19,620,000
OMNICARE INC                  DBCV 3.250%12/1   681904AL2    2,750    3,380,000 PRN        SOLE                  3,380,000
OWENS CORNING NEW             COM               690742101    7,692      300,000 SH   PUT   SHARED-DEFINED  1       300,000
PANTRY INC                    COM               698657103    4,077      300,000 SH         SHARED-DEFINED  1       300,000
PINNACLE AIRL CORP            COM               723443107    3,440      500,000 SH         SHARED-DEFINED  1       500,000
PRICELINE COM INC             COM NEW           741503403   10,921       50,000 SH   PUT   SHARED-DEFINED  1        50,000
PRIMUS GUARANTY LTD           SHS               G72457107    2,207      723,600 SH         SHARED-DEFINED  1       723,600
PRIMUS GUARANTY LTD           SHS               G72457107      735      241,033 SH         SOLE                    241,033
REGAL ENTMT GROUP             CL A              758766109    4,332      300,000 SH         SHARED-DEFINED  1       300,000
RITE AID CORP                 NOTE 8.500% 5/1   767754BU7   12,278   12,263,000 PRN        SHARED-DEFINED  1    12,263,000
RITE AID CORP                 NOTE 8.500% 5/1   767754BU7    2,390    2,387,000 PRN        SOLE                  2,387,000
RITE AID CORP                 COM               767754104    4,496    2,977,500 SH         SHARED-DEFINED  1     2,977,500
RITE AID CORP                 COM               767754104      333      220,500 SH         SOLE                    220,500
SCHOOL SPECIALTY INC          SDCV 3.750% 11/3  807863AL9   13,406   14,130,000 PRN        SHARED-DEFINED  1    14,130,000
SCHOOL SPECIALTY INC          SDCV 3.750% 11/3  807863AL9      825      870,000 PRN        SOLE                    870,000
SMITHFIELD FOODS INC          COM               832248108    3,038      200,000 SH   PUT   SHARED-DEFINED  1       200,000
SPDR TR                       UNIT SER 1        78462F103    1,783       16,000 SH   PUT   SOLE                     16,000
STEAK N SHAKE CO              COM               857873103   32,412      100,000 SH   CALL  SHARED-DEFINED  1       100,000
SUPERVALU INC                 COM               868536103    2,860      225,000 SH         SHARED-DEFINED  1       225,000
TITAN INTL INC ILL            COM               88830M102    8,516    1,050,000 SH         SHARED-DEFINED  1     1,050,000
TYSON FOODS INC               NOTE 3.250%10/1   902494AP8    8,240    8,000,000 PRN        SHARED-DEFINED  1     8,000,000
TYSON FOODS INC - CL  A       CL A              902494103    5,101      415,700 SH         SHARED-DEFINED  1       415,700
UNITEDHEALTH GROUP INC        COM               91324P102   18,288      600,000 SH   CALL  SHARED-DEFINED  1       600,000
WESTERN REFNG INC             COM               959319104    1,178      250,000 SH         SHARED-DEFINED  1       250,000
WESTERN REFNG INC             COM               959319104    2,355      500,000 SH   CALL  SHARED-DEFINED  1       500,000
WINN DIXIE STORES INC         COM NEW           974280307    2,510      250,000 SH         SHARED-DEFINED  1       250,000

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